Note 15 - Pension Plan - Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Details) - Pension Plan [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discount rate used in determining present values	1.90%	1.80%
Annual increase in future compensation levels	1.80%	2.00%
Discount rate used in determining present values	1.90%	1.80%
Annual increase in future compensation levels	1.80%	2.00%
Expected long-term rate of return on assets	1.90%	1.80%